Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 431.92
Total Fee Amount	431.92
Total Transaction Valuation	3,127,595.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A